Related parties (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Summary of Compensation to Key Management Personnel

Key management personnel compensation

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
	€	€	€	€
Short term employee benefits	1,208,362	1,300,557	2,617,978	2,661,986
Post employee benefits	62,837	62,130	133,012	126,189
Share-based payments	3,091,132	2,088,045	5,952,342	3,400,920
Total	4,362,331	3,450,732	8,703,332	6,189,095